Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2025-5C3
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2025-5C3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra	cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	6			trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Trimont LLC
Mortgage Loan Detail (Part 1)	13-14		Attention: CMBS Servicing	commercial.servicing@trimont.com
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Mortgage Loan Detail (Part 2)	15-16
		Special Servicer	Argentic Services Company LP
Principal Prepayment Detail	17
			Attention: Andrew Hundertmark	ahundertmark@argenticservices.com;
Historical Detail	18			jmayfield@argenticservices.com
Delinquency Loan Detail	19		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
		Operating Advisor & Asset	BellOak, LLC
Collateral Stratification and Historical Detail	20	Representations Reviewer
Specially Serviced Loan Detail - Part 1	21		Attention: Reporting	Reporting@belloakadvisors.com
Specially Serviced Loan Detail - Part 2	22		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Modified Loan Detail	23	Trustee	Computershare Trust Company, N.A.
Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95004JAA2	5.191000%	8,317,000.00	3,337,619.44	120,593.15	14,437.99	0.00	0.00	135,031.14	3,217,026.29	30.18%	30.00%
A-3	95004JAC8	6.096000%	575,147,000.00	575,147,000.00	0.00	2,921,746.76	0.00	0.00	2,921,746.76	575,147,000.00	30.18%	30.00%
A-S	95004JAF1	6.390000%	53,137,000.00	53,137,000.00	0.00	282,954.52	0.00	0.00	282,954.52	53,137,000.00	23.77%	23.63%
B	95004JAG9	6.541000%	47,927,000.00	47,927,000.00	0.00	261,242.09	0.00	0.00	261,242.09	47,927,000.00	17.99%	17.88%
C	95004JAH7	6.232000%	37,509,000.00	37,509,000.00	0.00	194,796.74	0.00	0.00	194,796.74	37,509,000.00	13.46%	13.38%
D	95004JAN4	4.250000%	21,879,000.00	21,879,000.00	0.00	77,488.13	0.00	0.00	77,488.13	21,879,000.00	10.82%	10.75%
E	95004JAQ7	4.250000%	11,461,000.00	11,461,000.00	0.00	40,591.04	0.00	0.00	40,591.04	11,461,000.00	9.43%	9.38%
F	95004JAS3	4.250000%	21,880,000.00	21,880,000.00	0.00	77,491.67	0.00	0.00	77,491.67	21,880,000.00	6.79%	6.75%
G-RR	95004JAU8	7.133732%	14,587,000.00	14,587,000.00	0.00	86,716.46	0.00	0.00	86,716.46	14,587,000.00	5.03%	5.00%
J-RR*	95004JAW4	7.133732%	41,676,428.00	41,676,428.00	0.00	217,366.77	0.00	0.00	217,366.77	41,676,428.00	0.00%	0.00%
R	95004JAY0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			833,520,428.00	828,541,047.44	120,593.15	4,174,832.17	0.00	0.00	4,295,425.32	828,420,454.29

X-A	95004JAD6	1.042953%	583,464,000.00	578,484,619.44	0.00	502,777.13	0.00	0.00	502,777.13	578,364,026.29
X-B	95004JAE4	0.734275%	138,573,000.00	138,573,000.00	0.00	84,792.18	0.00	0.00	84,792.18	138,573,000.00
X-D	95004JAJ3	2.883732%	33,340,000.00	33,340,000.00	0.00	80,119.69	0.00	0.00	80,119.69	33,340,000.00
X-F	95004JAL8	2.883732%	21,880,000.00	21,880,000.00	0.00	52,580.05	0.00	0.00	52,580.05	21,880,000.00
Notional SubTotal			777,257,000.00	772,277,619.44	0.00	720,269.05	0.00	0.00	720,269.05	772,157,026.29

Deal Distribution Total					120,593.15	4,895,101.22	0.00	0.00	5,015,694.37

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95004JAA2	401.30088253	14.49959721	1.73596128	0.00000000	0.00000000	0.00000000	0.00000000	16.23555849	386.80128532
A-3	95004JAC8	1,000.00000000	0.00000000	5.08000000	0.00000000	0.00000000	0.00000000	0.00000000	5.08000000	1,000.00000000
A-S	95004JAF1	1,000.00000000	0.00000000	5.32499991	0.00000000	0.00000000	0.00000000	0.00000000	5.32499991	1,000.00000000
B	95004JAG9	1,000.00000000	0.00000000	5.45083335	0.00000000	0.00000000	0.00000000	0.00000000	5.45083335	1,000.00000000
C	95004JAH7	1,000.00000000	0.00000000	5.19333333	0.00000000	0.00000000	0.00000000	0.00000000	5.19333333	1,000.00000000
D	95004JAN4	1,000.00000000	0.00000000	3.54166690	0.00000000	0.00000000	0.00000000	0.00000000	3.54166690	1,000.00000000
E	95004JAQ7	1,000.00000000	0.00000000	3.54166652	0.00000000	0.00000000	0.00000000	0.00000000	3.54166652	1,000.00000000
F	95004JAS3	1,000.00000000	0.00000000	3.54166682	0.00000000	0.00000000	0.00000000	0.00000000	3.54166682	1,000.00000000
G-RR	95004JAU8	1,000.00000000	0.00000000	5.94477686	0.00000000	0.00000000	0.00000000	0.00000000	5.94477686	1,000.00000000
J-RR	95004JAW4	1,000.00000000	0.00000000	5.21558062	0.72919613	4.55322491	0.00000000	0.00000000	5.21558062	1,000.00000000
R	95004JAY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95004JAD6	991.46583069	0.00000000	0.86171063	0.00000000	0.00000000	0.00000000	0.00000000	0.86171063	991.25914588
X-B	95004JAE4	1,000.00000000	0.00000000	0.61189539	0.00000000	0.00000000	0.00000000	0.00000000	0.61189539	1,000.00000000
X-D	95004JAJ3	1,000.00000000	0.00000000	2.40311008	0.00000000	0.00000000	0.00000000	0.00000000	2.40311008	1,000.00000000
X-F	95004JAL8	1,000.00000000	0.00000000	2.40311015	0.00000000	0.00000000	0.00000000	0.00000000	2.40311015	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	14,437.99	0.00	14,437.99	0.00	0.00	0.00	14,437.99	0.00
A-3	07/01/26 - 07/30/26	30	0.00	2,921,746.76	0.00	2,921,746.76	0.00	0.00	0.00	2,921,746.76	0.00
A-S	07/01/26 - 07/30/26	30	0.00	282,954.52	0.00	282,954.52	0.00	0.00	0.00	282,954.52	0.00
X-A	07/01/26 - 07/30/26	30	0.00	502,777.13	0.00	502,777.13	0.00	0.00	0.00	502,777.13	0.00
X-B	07/01/26 - 07/30/26	30	0.00	84,792.18	0.00	84,792.18	0.00	0.00	0.00	84,792.18	0.00
X-D	07/01/26 - 07/30/26	30	0.00	80,119.69	0.00	80,119.69	0.00	0.00	0.00	80,119.69	0.00
X-F	07/01/26 - 07/30/26	30	0.00	52,580.05	0.00	52,580.05	0.00	0.00	0.00	52,580.05	0.00
B	07/01/26 - 07/30/26	30	0.00	261,242.09	0.00	261,242.09	0.00	0.00	0.00	261,242.09	0.00
C	07/01/26 - 07/30/26	30	0.00	194,796.74	0.00	194,796.74	0.00	0.00	0.00	194,796.74	0.00
D	07/01/26 - 07/30/26	30	0.00	77,488.13	0.00	77,488.13	0.00	0.00	0.00	77,488.13	0.00
E	07/01/26 - 07/30/26	30	0.00	40,591.04	0.00	40,591.04	0.00	0.00	0.00	40,591.04	0.00
F	07/01/26 - 07/30/26	30	0.00	77,491.67	0.00	77,491.67	0.00	0.00	0.00	77,491.67	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	86,716.46	0.00	86,716.46	0.00	0.00	0.00	86,716.46	0.00
J-RR	07/01/26 - 07/30/26	30	158,430.03	247,757.06	0.00	247,757.06	30,390.29	0.00	0.00	217,366.77	189,762.15
Totals			158,430.03	4,925,491.51	0.00	4,925,491.51	30,390.29	0.00	0.00	4,895,101.22	189,762.15

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	5,015,694.37
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,946,073.80	Master Servicing Fee	10,886.30
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,069.30
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	356.73
ARD Interest	0.00	Operating Advisor Fee	1,070.20
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	199.77
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,946,073.80	Total Fees	20,582.30

Principal		Expenses/Reimbursements
Scheduled Principal	120,593.15	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	24,733.35
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,656.94
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	120,593.15	Total Expenses/Reimbursements	30,390.29

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,895,101.22
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	120,593.15
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,015,694.37
Total Funds Collected	5,066,666.95	Total Funds Distributed	5,066,666.96

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	828,541,048.24	828,541,048.24	Beginning Certificate Balance	828,541,047.44
(-) Scheduled Principal Collections	120,593.15	120,593.15	(-) Principal Distributions	120,593.15
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	828,420,455.09	828,420,455.09	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	828,566,044.86	828,566,044.86	Ending Certificate Balance	828,420,454.29
Ending Actual Collateral Balance	828,456,166.11	828,456,166.11

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.80)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.80)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.13%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$5,000,000 or less	2	8,983,766.16	1.08%	40	7.3810	1.457784	1.20 or less	6	109,749,954.66	13.25%	40	6.5257	1.084702
$5,000,001 to $6,000,000	3	16,450,000.00	1.99%	40	7.0729	1.275175	1.21 to 1.30	2	16,350,000.00	1.97%	40	7.0448	1.260671
$6,000,001 to 7,000,000	2	12,900,000.00	1.56%	41	7.0986	1.493382	1.31 to 1.40	7	236,582,658.18	28.56%	41	6.9685	1.360919
$7,000,001 to $8,000,000	1	7,250,000.00	0.88%	41	7.2300	1.410700	1.41 to 1.50	4	80,627,384.06	9.73%	40	6.7799	1.457081
$8,000,001 to $10,000,000	2	18,600,000.00	2.25%	41	7.2195	1.618844	1.51 to 1.60	3	109,894,652.05	13.27%	41	6.4690	1.524817
$10,000,001 to $15,000,000	4	53,097,652.95	6.41%	40	7.2521	1.439003	1.61 to 1.70	6	84,183,811.50	10.16%	40	6.9236	1.649379
$15,000,001 to $20,000,000	7	123,755,158.18	14.94%	40	7.3323	1.578744	1.71 to 1.80	2	75,000,000.00	9.05%	41	7.4130	1.726425
$20,000,001 to $30,000,000	4	107,527,384.06	12.98%	40	6.9023	1.528537	1.81 to 2.0	3	58,331,994.64	7.04%	40	7.5776	1.953424
$30,000,001 to $50,000,000	8	327,859,494.64	39.58%	40	7.0426	1.548536	2.01 to 2.25	1	40,000,000.00	4.83%	40	7.7250	2.180400
$50,000,001 to $70,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 or greater	1	17,700,000.00	2.14%	40	6.5320	2.494300
$70,000,001 to $80,000,000	1	70,500,000.00	8.51%	40	6.2300	1.407000	Totals	35	828,420,455.09	100.00%	40	6.9325	1.521357
$80,000,001 or greater	1	81,496,999.10	9.84%	41	6.1260	1.516700
Totals	35	828,420,455.09	100.00%	40	6.9325	1.521357
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	4	34,534,494.47	4.17%	40	7.7180	1.977900
							Industrial	2	16,155,722.00	1.95%	41	6.3534	1.307536
California	19	240,169,651.50	28.99%	41	6.7603	1.608963
							Lodging	3	146,500,000.00	17.68%	41	7.6642	1.330033
Colorado	1	13,700,000.00	1.65%	41	7.0820	1.354400
							Mixed Use	9	68,823,967.03	8.31%	41	6.1805	1.529296
Florida	1	54,500,000.00	6.58%	40	7.5000	1.358200
							Mobile Home Park	15	77,750,000.00	9.39%	40	6.3232	1.407345
Georgia	3	47,000,000.00	5.67%	41	6.6500	1.347700
							Multi-Family	17	247,584,996.89	29.89%	40	6.6895	1.271642
Michigan	1	16,000,000.00	1.93%	41	7.6500	1.328300
							Office	12	198,108,268.37	23.91%	40	7.3758	1.901700
New Jersey	1	4,583,811.42	0.55%	40	7.4300	1.708300
							Retail	5	73,497,500.00	8.87%	40	6.5737	1.641910
New York	13	191,757,612.83	23.15%	40	7.2976	1.531390
							Totals	63	828,420,455.09	100.00%	40	6.9325	1.521357
North Dakota	2	31,600,000.00	3.81%	40	6.2300	1.407000

Ohio	1	44,600,000.00	5.38%	40	6.2300	1.194100

Texas	7	51,777,384.06	6.25%	40	6.8991	1.186350

Virginia	1	42,000,000.00	5.07%	39	6.6100	1.498500

Washington	9	56,197,500.00	6.78%	40	6.5686	1.555882

Totals	63	828,420,455.09	100.00%	40	6.9325	1.521357

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.50000 or less	1	25,000,000.00	3.02%	39	5.3700	1.703600	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.50001 to 6.25000	3	196,596,999.10	23.73%	40	6.1869	1.404176	13 months to 24 months	35	828,420,455.09	100.00%	40	6.9325	1.521357
	6.25001 to 6.75000	6	151,800,000.00	18.32%	40	6.6045	1.473814	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	6.75001 to 7.25000	8	92,927,384.06	11.22%	40	6.9623	1.235886	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	7.25001 to 7.50000	10	195,561,577.29	23.61%	40	7.4315	1.597976	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	7.5001 or greater	7	166,534,494.64	20.10%	41	7.7437	1.744987	Totals	35	828,420,455.09	100.00%	40	6.9325	1.521357
	Totals	35	828,420,455.09	100.00%	40	6.9325	1.521357
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	35	828,420,455.09	100.00%	40	6.9325	1.521357	Interest Only	28	662,874,884.06	80.02%	40	6.9571	1.505333
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or less	7	165,545,571.03	19.98%	41	6.8338	1.585518
	Totals	35	828,420,455.09	100.00%	40	6.9325	1.521357	358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	35	828,420,455.09	100.00%	40	6.9325	1.521357
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		6	112,152,384.06	13.54%	41	7.4424	1.591684			No outstanding loans in this group
	12 months or less	29	716,268,071.03	86.46%	40	6.8527	1.510345
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	828,420,455.09	100.00%	40	6.9325	1.521357
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310968673	Various Alameda		CA	Actual/360	6.126%	430,300.98	74,069.44	0.00	N/A	01/11/30	--	81,571,068.54	81,496,999.10	08/11/26
2	329350002	LO	Brooklyn	NY	Actual/360	7.785%	201,112.50	0.00	0.00	N/A	01/01/30	--	30,000,000.00	30,000,000.00	08/01/26
2A	329350102				Actual/360	7.785%	120,667.50	0.00	0.00	N/A	01/01/30	--	18,000,000.00	18,000,000.00	08/01/26
2B	329350202				Actual/360	7.785%	120,667.50	0.00	0.00	N/A	01/01/30	--	18,000,000.00	18,000,000.00	08/01/26
2C	329350302				Actual/360	7.785%	67,037.50	0.00	0.00	N/A	01/01/30	--	10,000,000.00	10,000,000.00	08/01/26
3	310966953	OF	Various	CA	Actual/360	7.413%	311,191.56	0.00	0.00	N/A	01/11/30	--	48,750,000.00	48,750,000.00	08/11/26
3A	203281080				Actual/360	7.413%	167,564.69	0.00	0.00	N/A	01/11/30	--	26,250,000.00	26,250,000.00	08/11/26
4	329350004	MH	Various	Various	Actual/360	6.230%	378,212.92	0.00	0.00	N/A	12/06/29	--	70,500,000.00	70,500,000.00	08/06/26
5	329350005	LO	Palm Beach	FL	Actual/360	7.500%	263,984.38	0.00	0.00	N/A	12/06/29	--	40,875,000.00	40,875,000.00	08/06/26
5A	329350105				Actual/360	7.500%	87,994.79	0.00	0.00	N/A	12/06/29	--	13,625,000.00	13,625,000.00	08/06/26
6	329350006	MF	Various	GA	Actual/360	6.650%	269,140.28	0.00	0.00	N/A	01/06/30	--	47,000,000.00	47,000,000.00	08/06/26
7	329350007	MF	Cleveland	OH	Actual/360	6.230%	239,266.61	0.00	0.00	N/A	12/06/29	--	44,600,000.00	44,600,000.00	08/06/26
8	301741717	MF	Newport News	VA	Actual/360	6.610%	239,061.67	0.00	0.00	N/A	11/06/29	--	42,000,000.00	42,000,000.00	08/06/26
9	310967547	OF	New York	NY	Actual/360	7.725%	266,083.33	0.00	0.00	N/A	12/11/29	--	40,000,000.00	40,000,000.00	08/11/26
10	600967510	OF	Scottsdale	AZ	Actual/360	7.718%	229,653.20	20,317.57	0.00	N/A	12/11/29	--	34,554,812.21	34,534,494.64	08/11/26
11	301741721	MF	Berkeley	CA	Actual/360	6.560%	170,031.56	0.00	0.00	N/A	12/06/29	--	30,100,000.00	30,100,000.00	08/06/26
12	301741722	MF	Houston	TX	Actual/360	6.842%	154,819.05	0.00	0.00	N/A	12/06/29	--	26,277,384.06	26,277,384.06	01/06/26
13	329350013	RT	Elmhurst	NY	Actual/360	5.370%	115,604.17	0.00	0.00	N/A	11/06/29	--	25,000,000.00	25,000,000.00	08/06/26
14	301741736	MF	Bronx	NY	Actual/360	7.420%	118,322.11	10,714.40	0.00	N/A	01/06/30	--	18,518,372.58	18,507,658.18	05/06/26
15	301741719	MF	Dallas	TX	Actual/360	6.850%	107,649.65	0.00	0.00	N/A	11/06/29	--	18,250,000.00	18,250,000.00	08/06/26
16	301741729	OF	Chula Vista	CA	Actual/360	6.532%	99,558.57	0.00	0.00	N/A	12/06/29	--	17,700,000.00	17,700,000.00	08/06/26
17	329231008	RT	Auburn	WA	Actual/360	7.330%	109,180.86	0.00	0.00	N/A	12/06/29	--	17,297,500.00	17,297,500.00	08/06/26
18	301741733	LO	Traverse City	MI	Actual/360	7.650%	105,400.00	0.00	0.00	N/A	01/06/30	--	16,000,000.00	16,000,000.00	08/06/26
19	301741716	OF	Long Beach	CA	Actual/360	7.410%	94,323.32	9,636.00	0.00	N/A	11/06/29	--	14,782,288.95	14,772,652.95	08/06/26
20	329350020	RT	Westminster	CO	Actual/360	7.082%	83,547.93	0.00	0.00	N/A	01/01/30	--	13,700,000.00	13,700,000.00	08/01/26
21	410967869	RT	Ridgewood	NY	Actual/360	6.945%	65,784.58	0.00	0.00	N/A	12/11/29	--	11,000,000.00	11,000,000.00	08/11/26
22	310968883	MU	Los Angeles	CA	Actual/360	6.562%	48,595.26	0.00	0.00	N/A	12/11/29	--	8,600,000.00	8,600,000.00	08/11/26
23	301741728	MH	Various	TX	Actual/360	7.230%	45,137.29	0.00	0.00	N/A	01/06/30	--	7,250,000.00	7,250,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
24	301741732	RT	Fresno	CA	Actual/360	7.491%	41,928.79	0.00	0.00	N/A	01/06/30	--	6,500,000.00	6,500,000.00	08/06/26
25	329350025	IN	Medford	NY	Actual/360	6.700%	36,924.44	0.00	0.00	N/A	01/06/30	--	6,400,000.00	6,400,000.00	08/06/26
26	310968274	MF	Los Angeles	CA	Actual/360	6.790%	35,081.67	0.00	0.00	N/A	12/11/29	--	6,000,000.00	6,000,000.00	08/11/26
27	399570171	MF	Bronx	NY	Actual/360	7.250%	33,400.35	0.00	0.00	N/A	01/06/30	--	5,350,000.00	5,350,000.00	07/06/26
28	399570168	MF	Bronx	NY	Actual/360	7.220%	31,707.83	0.00	0.00	N/A	12/06/29	--	5,100,000.00	5,100,000.00	08/06/26
29	301741723	OF	Morris Plains	NJ	Actual/360	7.430%	29,346.32	2,944.56	0.00	N/A	12/06/29	--	4,586,756.06	4,583,811.50	08/06/26
30	399570167	MF	Bronx	NY	Actual/360	7.330%	27,790.64	2,911.18	0.00	N/A	12/06/29	--	4,402,865.84	4,399,954.66	08/06/26
Totals							4,946,073.80	120,593.15	0.00				828,541,048.24	828,420,455.09
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	26,281,553.86	5,963,688.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	8,449,589.84	8,485,358.07	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	13,379,937.66	3,397,115.72	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,053,275.74	1,557,068.79	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,492,290.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,391,871.53	2,196,252.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,199,318.28	851,139.39	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,358,827.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	6,311,283.43	1,786,430.83	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,901,872.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,195,098.84	1,105,092.39	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	05/11/26	4,201,052.97	97,337.70	129,665.05	960,651.09	549,261.54	0.00
13	49,785,728.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	1,414,104.35	01/01/25	09/30/25	--	0.00	0.00	128,740.07	386,872.74	0.00	0.00
15	1,202,840.27	256,679.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,159,368.01	1,603,701.97	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	9,545,090.21	2,066,326.39	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,837,494.43	1,847,852.35	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,787,659.01	517,784.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,390,765.82	699,392.37	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	966,016.12	241,504.03	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	846,711.22	233,846.09	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	766,595.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	1,025,041.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	488,570.35	113,845.59	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	487,022.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	488,666.88	0.00	--	--	--	0.00	0.00	33,377.32	33,377.32	0.00	0.00
28	535,839.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	626,892.19	170,381.47	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	443,953.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	164,399,172.67	34,507,565.07				4,201,052.97	97,337.70	291,782.44	1,380,901.15	549,261.54	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	1	18,507,658.18	1	26,277,384.06	0	0.00	1	26,277,384.06	0	0.00	0	0.00	0	0.00	6.932498%	6.895724%	40
07/17/26	1	18,518,372.58	0	0.00	1	26,277,384.06	1	26,277,384.06	0	0.00	0	0.00	0	0.00	0	0.00	6.932460%	6.895683%	41
06/17/26	0	0.00	0	0.00	1	26,277,384.06	1	26,277,384.06	0	0.00	0	0.00	0	0.00	0	0.00	6.932421%	6.895639%	42
05/15/26	0	0.00	0	0.00	1	26,277,384.06	1	26,277,384.06	0	0.00	0	0.00	0	0.00	0	0.00	6.932383%	6.895598%	43
04/17/26	0	0.00	1	26,277,384.06	0	0.00	1	26,277,384.06	0	0.00	0	0.00	0	0.00	0	0.00	6.932344%	6.895554%	44
03/17/26	1	26,277,384.06	0	0.00	0	0.00	1	26,277,384.06	0	0.00	0	0.00	0	0.00	0	0.00	6.932307%	6.895514%	45
02/18/26	0	0.00	0	0.00	0	0.00	1	26,277,384.06	0	0.00	0	0.00	0	0.00	0	0.00	6.932266%	6.895464%	46
01/16/26	0	0.00	0	0.00	0	0.00	1	26,277,384.06	0	0.00	0	0.00	0	0.00	0	0.00	6.932229%	6.895424%	47
12/17/25	0	0.00	0	0.00	0	0.00	1	26,277,384.06	0	0.00	0	0.00	0	0.00	0	0.00	6.932186%	6.895378%	48
11/18/25	0	0.00	0	0.00	0	0.00	1	26,277,384.06	0	0.00	0	0.00	1	2,722,615.94	0	0.00	6.932140%	6.895327%	49
10/20/25	0	0.00	0	0.00	1	29,000,000.00	1	29,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.931803%	6.894229%	50
09/17/25	0	0.00	1	29,000,000.00	0	0.00	1	29,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.931758%	6.894178%	51
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
12	301741722	01/06/26	6	6	129,665.05	960,651.09	666,274.33		26,277,384.06	07/21/25	7	11/03/25		07/07/26
14	301741736	05/06/26	2	2	128,740.07	386,872.74	0.00		18,543,369.20
27	399570171	07/06/26	0	B	33,377.32	33,377.32	0.00		5,350,000.00
Totals					291,782.44	1,380,901.15	666,274.33		50,170,753.26
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		828,420,455	783,635,413	18,507,658		26,277,384
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	828,420,455	783,635,413	0	18,507,658	0	26,277,384
Jul-26	828,541,048	783,745,292	18,518,373	0	26,277,384	0
Jun-26	828,690,795	802,413,411	0	0	26,277,384	0
May-26	828,809,838	802,532,454	0	0	26,277,384	0
Apr-26	828,958,093	802,680,709	0	26,277,384	0	0
Mar-26	829,075,604	802,798,220	26,277,384	0	0	0
Feb-26	829,282,300	829,282,300	0	0	0	0
Jan-26	829,397,943	829,397,943	0	0	0	0
Dec-25	829,502,798	829,502,798	0	0	0	0
Nov-25	829,633,267	829,633,267	0	0	0	0
Oct-25	832,459,404	803,459,404	0	0	29,000,000	0
Sep-25	832,588,590	803,588,590	0	29,000,000	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	301741722	26,277,384.06	26,277,384.06	25,400,000.00	03/13/26	2,925,819.00	1.41000	--	12/06/29	I/O
Totals		26,277,384.06	26,277,384.06	25,400,000.00		2,925,819.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	301741722	MF	TX	07/21/25	7

The loan was transferred due to payment default and borrower's failure to pay the insurance premiums resulting in cancellation of the policy. SS subsequently posted the property for foreclosure, however, in November 2025, Borrower filed bankruptcy to prevent Lender from completing the foreclosure sale. In March 2026, the court approved the appointment of a chapter 11 trustee. In May 2026, the court lifted the stay and SS subsequently completed title transition in July 2026.

Additionally, litigation against the guarantor remains ongoing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	5,656.94	0.00	0.00	24,733.35	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,656.94	0.00	0.00	24,733.35	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		30,390.29

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Supplemental Notes
None

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